Virtus Opportunities Trust

Supplement dated November 29, 2010 to the Prospectus

dated January 31, 2010, as supplemented and revised September 14, 2010

IMPORTANT NOTICE TO INVESTORS

Effective January 1, 2011, Virtus Mutual Funds will make changes to the minimum purchase requirements for all funds, except Virtus International Equity Fund and Virtus Premium AlphaSector Fund. Additionally, beginning in 2011, Virtus Mutual Funds will impose an annual fee on accounts having balances of less than $2,500. Also effective January 1, 2011, the Class A Sales charge and dealer commission schedules for Virtus fixed income funds will be modified.

Minimum Purchase Requirements

Effective January 1, 2011, the Virtus Mutual Funds will implement revised purchase minimums. Accordingly, effective January 1, 2011, the table entitled “Purchase Minimums” under the heading “Purchase and Sale of Fund Shares” in each fund’s prospectus is replaced with the following:

Purchase Minimums (except Class I Shares)
Minimum Initial Purchase	$2,500
Individual Retirement Accounts (IRAs), systematic purchase, or systematic exchange accounts	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans, or employee benefit plans	No minimum
Minimum Additional Purchase	$100
Defined contribution plans, asset-based fee programs, profit-sharing plans, or employee benefit plans	No minimum

Also, the description of minimum initial and subsequent investment amounts appearing in the section “Step 1” under the heading “Your Account” is amended to reflect the information shown in the above table.

Minimums shown above currently apply to Virtus International Equity Fund and Virtus Premium AlphaSector Fund.

Annual Fee Assessment for Certain Accounts

Due to the high cost of maintaining small accounts, effective January 1, 2011, Virtus Mutual Funds will begin assessing an annual fee of $25 per direct account for account balances under $2,500. Accordingly, effective January 1, 2011, the following disclosure is added under the heading “Account Policies” in each fund’s prospectus:

Annual Fee on Small Accounts

To help offset the costs associated with maintaining small accounts, Virtus Mutual Funds reserve the right to assess an annual $25 small account fee on fund accounts with a balance below $2,500. The small account fee may be waived in certain circumstances, such as for accounts that have elected electronic delivery of statements/regulatory documents and accounts owned by shareholders having multiple accounts with a combined value of over $25,000. The small account fee does not apply to accounts held through a financial intermediary.

The small account fee will be collected through the automatic sale of shares in your account. We will send you written notice before we charge the $25 fee so that you may increase your account balance above the minimum, sign up for electronic delivery, consolidate your accounts or liquidate your account. You may take these actions at any time by contacting your investment professional or the Transfer Agent.

Class A Sales Charges – Applicable to Virtus Fixed Income Funds

Effective January 1, 2011, Virtus Mutual Funds will implement changes to the sales charge and dealer commission schedules applicable to purchases of Class A Shares of Virtus fixed income funds. Accordingly, the Virtus Opportunities Trust prospectus will be revised as described below.

The following information replaces the second table under the heading “Sales Charges You May Pay to Purchase Class A Shares” in the section “Sales Charges” in the Virtus Opportunities Trust prospectus.

Virtus CA Tax-Exempt Bond Fund and Virtus Senior Floating Rate Fund

Amount of Transaction at Offering Price	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Amount Invested
Under $50,000	2.75%	2.83%
$50,000 but under $100,000	2.25	2.30
$100,000 but under $250,000	1.75	1.78
$250,000 but under $500,000	1.25	1.27
$500,000 but under $1,000,000	1.00	1.01
$1,000,000 or more	None	None

Virtus Bond Fund, Virtus High Yield Fund and Virtus Multi-Sector Fixed Income Fund

Amount of Transaction at Offering Price	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Amount Invested
Under $50,000	3.75%	3.90%
$50,000 but under $100,000	3.50	3.63
$100,000 but under $250,000	3.25	3.36
$250,000 but under $500,000	2.25	2.30
$500,000 but under $1,000,000	1.75	1.78
$1,000,000 or more	None	None

The following information replaces the second table under the heading “Compensation to Dealers” in the section “Sales Charges” in the Virtus Opportunities Trust prospectus.

Virtus CA Tax-Exempt Bond Fund and Virtus Senior Floating Rate Fund

Amount of Transaction at Offering Price	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Amount Invested	Dealer Discount as a Percentage of Offering Price
Under $50,000	2.75%	2.83%	2.25%
$50,000 but under $100,000	2.25	2.30	2.00
$100,000 but under $250,000	1.75	1.78	1.50
$250,000 but under $500,000	1.25	1.27	1.00
$500,000 but under $1,000,000	1.00	1.01	1.00
$1,000,000 or more	None	None	None

Virtus Bond Fund, Virtus High Yield Fund and Virtus Multi-Sector Fixed Income Fund

Amount of Transaction at Offering Price	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Amount Invested	Dealer Discount as a Percentage of Offering Price
Under $50,000	3.75%	3.90%	3.25%
$50,000 but under $100,000	3.50	3.63	3.00
$100,000 but under $250,000	3.25	3.36	2.75
$250,000 but under $500,000	2.25	2.30	2.00
$500,000 but under $1,000,000	1.75	1.78	1.50
$1,000,000 or more	None	None	None

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/Minimums&FISalesCharges (11/10)

Virtus Opportunities Trust

Supplement dated November 29, 2010 to the SAI

dated January 31, 2010, as supplemented and revised September 14, 2010

IMPORTANT NOTICE TO INVESTORS

Effective January 1, 2011, Virtus Mutual Funds will make changes to the minimum purchase requirements for all funds, except Virtus International Equity Fund and Virtus Premium AlphaSector Fund. Also effective January 1, 2011, the Class A Sales charge and dealer commission schedules for certain Virtus fixed income funds will be modified.

Minimum Purchase Requirements

Effective January 1, 2011, the Virtus Mutual Funds will implement revised purchase minimums. Accordingly, effective January 1, 2011, the information relating to Class A Shares, Class C Shares, and Class T Shares (where available) under the heading “How to Buy Shares” is replace with the following:

For Class A Shares, Class C Shares and Class T Shares, the minimum initial investment is $2,500 and the minimum subsequent investment is $100. However, the minimum applicable to both initial and subsequent investments is $100 for investments pursuant to the “Systematic Purchase” plan, a bank draft investing program administered by the Transfer Agent, or pursuant to the Systematic Exchange privilege or for an individual retirement account (“IRA”). In addition, there are no subsequent investment minimum amounts in connection with the reinvestment of dividend or capital gain distributions.

These minimums currently apply to Virtus International Equity Fund and Virtus Premium AlphaSector Fund. The information relating to Class I Shares remains unchanged.

Class A Sales Charges – Applicable to Virtus Fixed Income Funds

Effective January 1, 2011, Virtus Mutual Funds will implement changes to the sales charge and dealer commission schedules applicable to purchases of Class A Shares of Virtus fixed income funds. Accordingly, the Virtus Opportunities Trust SAI will be revised as described below.

The following two tables replace the table entitled “Fixed Income Funds” under the heading “Dealer Concessions” in the section “The Distributor” in the Virtus Opportunities Trust SAI.

Virtus CA Tax-Exempt Bond Fund and Virtus Senior Floating Rate Fund

Amount of Transaction at Offering Price	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Amount Invested	Dealer Discount as a Percentage of Offering Price
Under $50,000	2.75%	2.83%	2.25%
$50,000 but under $100,000	2.25	2.30	2.00
$100,000 but under $250,000	1.75	1.78	1.50
$250,000 but under $500,000	1.25	1.27	1.00
$500,000 but under $1,000,000	1.00	1.01	1.00
$1,000,000 or more	None	None	None

Virtus Bond Fund, Virtus High Yield Fund and Virtus Multi-Sector Fixed Income Fund

Amount of Transaction at Offering Price	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Amount Invested	Dealer Discount as a Percentage of Offering Price
Under $50,000	3.75%	3.90%	3.25%
$50,000 but under $100,000	3.50	3.63	3.00
$100,000 but under $250,000	3.25	3.36	2.75
$250,000 but under $500,000	2.25	2.30	2.00
$500,000 but under $1,000,000	1.75	1.78	1.50
$1,000,000 or more	None	None	None

Investors should retain this supplement with the SAI for future reference.

VIT 8020B/Minimums&FISalesCharges SAI (11/10)